Expense Example	Jan. 31, 2026 USD ($)
Intrepid Capital Fund | Intrepid Capital Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 144
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	909
Expense Example, with Redemption, 10 Years	2,014
Intrepid Capital Fund | Intrepid Capital Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,741
Intrepid Income Fund | Intrepid Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Intrepid Income Fund | Intrepid Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236